Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
1. Nature of Business
Nature of Operations
Cyclerion Therapeutics, Inc. (“Cyclerion”, the “Company” or “we”) became an independent public company on April 1, 2019 after Ironwood Pharmaceuticals, Inc. completed a tax-free
spin-off
of their sGC business. Cyclerion has one employee as of March 31, 2026 and also relies on a team of specialist consultants for its operations.
Cyclerion has historically focused on building a pipeline of innovative therapeutics to address serious neuropsychiatric disorders with significant unmet medical need. Prior to the proposed Merger, its strategic focus was centered on the development of a novel therapeutic approach for neuropsychiatric conditions, with the lead indication being treatment-resistant depression (“TRD”), which it believes represents a substantial clinical and commercial opportunity. Over the past year, the Company has refined our strategic direction toward programs that combine established pharmacologic agents with enabling technologies designed to improve precision, reproducibility, and patient outcomes. As part of this strategy, The Company has evaluated multiple opportunities and prioritized CYC-126, an
individualized therapy for TRD as its foundational development program.
In September 2025, the Company entered into a license agreement with the Massachusetts Institute of Technology (“MIT”) for intellectual property supporting this TRD program. In January 2026, the Company also entered into a collaboration and option-to-license agreement
with Medsteer SAS (“Medsteer”), a developer of anesthesia delivery and monitoring technologies. This agreement provides the Company with access to Medsteer’s technical expertise, data assets, and intellectual property relating to technology-enabled drug delivery and physiological monitoring, and grants the Company the right, but not the obligation, to obtain additional rights under specified conditions. The Company intends to evaluate these capabilities as part of our broader development strategy for our TRD program. Given the substantial unmet medical need in TRD, the stage of clinical development, and the potential commercial opportunity, the Company believe this program is well positioned to serve as the foundation of our future development efforts. The program team is currently advancing an integrated clinical, regulatory, and commercial strategy for this TRD program.
In parallel with the advancement of our neuropsychiatric strategy, the Company continues to evaluate opportunities related to potentially monetizing its legacy soluble guanylate cyclase (“sGC”) stimulator assets, including potential collaborations, monetization opportunities, or other strategic transactions intended to maximize shareholder value.
Praliciguat is an orally administered, once-daily systemic sGC stimulator. On June 3, 2021, Cyclerion entered into a license agreement with Akebia Therapeutics Inc. (“Akebia”) relating to the exclusive worldwide license to Akebia of our rights to the development, manufacture, medical affairs and commercialization of pharmaceutical products containing praliciguat and other related products and forms thereof enumerated in such agreement. In 2021, Akebia paid a $3.0 million upfront payment to the Company upon signing of the license agreement.
On December 13, 2024, Cyclerion announced that Cyclerion and Akebia had re-negotiated
a mutually beneficial amendment to their exclusive license agreement for praliciguat, a systemic sGC stimulator. Under this new license amendment, Cyclerion received $1.75 million in amendment payments, of which $1.25 million was paid in December 2024 and the remaining additional payment of $0.5 million was received in September 2025. In addition, Akebia is responsible for all intellectual property expenses associated with praliciguat. On December 1, 2025, Akebia publicly announced that it has recently initiated (defined as first patient dosed) Phase 2 clinical trials for the treatment of focal segmental glomerulosclerosis (“FSGS”) using praliciguat.

Pursuant to the terms of amendment, upon initiation of a Phase 2 clinical trial in the U.S. for a product, a $1.0 million development milestone payment was received in February 2026. The Company is eligible to receive additional milestone cash payments of up to approximately $557.5 million in total potential future development, regulatory, and commercialization milestone payments for praliciguat. In exchange for a reduction in certain development milestone payments, Cyclerion is eligible to receive certain higher-tiered sales-based royalties ranging from mid-single-digits
to twenty percent. Payment of these sums are reserved for Cyclerion stockholders under the “Cyclerion CVR Agreement” described below.
Olinciguat is a Phase 2, orally administered, once-daily, vascular sGC stimulator. On July 22, 2024, the Company entered into an Option to License Agreement (the “Option Agreement”) with a third party (the “Optionee”), pursuant to which the Optionee had an option (the “Option”) to enter into an exclusive license to olinciguat for human therapeutics, subject to certain carveouts. Under the terms of the Option Agreement, the Optionee paid the Company an Option fee of $150,000 in August 2024 and subsequent fees totaling $80,000 to extend the term of the Option Agreement. The Optionee originally could exercise the Option on or before March 20, 2025, which was ultimately extended through August 22, 2025. Thereafter, the parties had an additional 60 days to negotiate the terms of a definitive license agreement. The parties were unable to agree upon the terms of a license agreement and the Company provided notice on October 23, 2025 that it was terminating the Option Agreement. The Company is currently exploring potential license opportunities for olinciguat.
Zagociguat is a clinical-stage
CNS-penetrant
sGC stimulator that has shown rapid improvement in cerebral blood flow, functional brain connectivity, brain response to visual stimulus, cognitive performance, and biomarkers associated mitochondrial function and inflammation in clinical studies. CY3018 is a
CNS-targeted
sGC stimulator that preferentially localizes to the brain and has a pharmacology profile that suggests its potential for the treatment of neuropsychiatric diseases and disorders. On July 28, 2023, the Company sold Zagociguat and CY3018 to Tisento Therapeutics, Inc. (“Tisento”), a newly formed private company focused on their development, in exchange for $8.0 million in cash consideration, $2.4 million as reimbursement for certain operating expenses related to zagociguat and CY3018 for the period between signing and closing of the transaction, and 10% of all of Tisento’s parent’s outstanding equity securities (“Tisento Parent”).
2025 Equity Private Placement
On March 21, 2025, the Company entered into a Stock Purchase Agreement (the “2025 Equity Private Placement”) for a private placement of 499,998 shares of the Company’s common stock, at a purchase price of $2.75 per share for total gross proceeds of approximately $1.375 million. The closing of the 2025 Equity Private Placement occurred on March 25, 2025. The Company incurred transaction costs of $0.1 million for the 2025 Equity Private Placement. The Shares issued were not registered under the Securities Act of 1933, as amended, or any state securities laws and will be issued pursuant to the exemption from registration provided for under Section 4(a)(2) of the Securities Act as a transaction not involving a public offering.
In connection with the 2025 Equity Private Placement, the Company entered into a Registration Rights Agreement with the investors, dated March 21, 2025, pursuant to which the Company agreed to register the resale of the Shares pursuant to a registration statement which was filed with the SEC and declared effective by the SEC on May 15, 2025.
At-the-Market
Offering
On February 4, 2025, the Company filed a Registration Statement on Form
S-3
(the “Shelf”) with the Securities and Exchange Commission (the “SEC”) in relation to the registration of common stock, preferred stock, warrants and units of any combination thereof for an aggregate initial offering price not to exceed $25.0 million. The Registration Statement was declared effective by the SEC in February 2025.

On May 7, 2025, the Company and Guggenheim Securities, LLC (“Guggenheim Securities”) entered into a Sales Agreement (the “Sales Agreement”), pursuant to which the Company may offer and sell shares of common stock, no par value per share (the “Shares”), having an aggregate offering price of up to $20,000,000 from time to time through or to Guggenheim Securities, acting as the Company’s agent, subject to the application of General Instruction I.B.6 of Form
S-3
(“Instruction I.B.6”) pertaining to primary offerings by certain registrants, including the Company. The Company has provided Guggenheim Securities with customary indemnification rights, and the Company will pay Guggenheim Securities cash commission of 3.0% of the gross proceeds of the Shares sold under the Sales Agreement.
During the year ended December 31, 2025, the Company sold 715,220 shares of its common stock for net proceeds of $2.1 million under the Sales Agreement, after deducting commissions paid to Guggenheim Securities of $0.1 million. During the three months ended March 31, 2026, the Company sold 405,000 shares of common stock under the Sales Agreement for net proceeds of approximately $0.8 million. The Company exhausted all sales under the 2025 Shelf.
The Merger Agreement
On April 1, 2026, Cyclerion entered into a Plan of Merger and Reorganization (as amended, the “Merger Agreement”) with Korsana, a privately held biotechnology company discovering and developing novel therapies to reduce the burden of neurodegenerative diseases, pursuant to which among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Cariboos Merger Sub Corp., a Delaware corporation (“First Merger Sub”), will merge with and into Korsana, with Korsana continuing as a wholly owned subsidiary of Cyclerion and the surviving corporation of the merger (the “First Merger”), and Korsana will merge with and into Cariboos Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub” and together with First Merger Sub, “Merger Subs”), with Second Merger Sub being the surviving entity of the merger (the “Second Merger” and, together with the First Merger, the “Merger”). After the completion of the Merger, Second Merger Sub will change its corporate name to “Korsana Biosciences Operating Company, LLC” and Cyclerion will change its name to “Korsana Biosciences, Inc.”. Cyclerion anticipates that the Merger will close in the third quarter of 2026, subject to certain closing conditions, along with the concurrent
Korsana Pre-Closing Financing
described below. Following the Merger, the current business of Korsana will become the primary business of Cyclerion.
At the closing of the First Merger (the “First Effective Time”, and the date on which the closing of the Merger occurs, the “Closing Date”), upon the terms and subject to the conditions set forth in the Merger Agreement: (i) each then-outstanding share of common stock, $0.0001 par value per share, of Korsana (the “Korsana Common Stock”) and Series A Preferred Stock, $0.0001 par value per share of Korsana (“Korsana Series A Preferred Stock”) (including shares of Korsana Common Stock issued in the Korsana
Pre-Closing
Financing described below), excluding any shares to be cancelled pursuant to the Merger Agreement and excluding dissenting shares, will be automatically converted solely into the right to receive a number of shares of Cyclerion common stock, no par value per share (the “Cyclerion Common Stock”), equal to the exchange ratio as described in the Merger Agreement (the “Exchange Ratio”); provided, that in the event the aggregate number of shares of Cyclerion Common Stock issuable to a holder of Korsana capital stock (when aggregated with all of the shares of the Cyclerion Common Stock outstanding then beneficially owned by such person and its affiliates (as calculated pursuant to Section 13(d) of the Securities Exchange Act of 1934, as amended, and
Rule 13d-3
promulgated thereunder) immediately after giving effect to the issuance of the merger consideration) would result in the issuance of shares of Cyclerion Common Stock to a holder in excess of a specified percentage (initially set at a percentage up to 9.99%) of the total outstanding shares of Cyclerion Common Stock (such specified percentage, a “Beneficial Ownership Limitation”), then Cyclerion will issue to any such holder (x) shares of Cyclerion Common Stock up to such holder’s Beneficial Ownership Limitation and (y) in lieu of any shares in excess of such holder’s Beneficial Ownership
Limitation, pre-funded warrants
(“Cyclerion
Pre-Funded
Warrants”) to purchase a number of shares of Cyclerion Common Stock upon exercise of such Cyclerion
Pre-Funded
Warrants equal to such excess shares; (ii) each then-outstanding share of Korsana Series

Seed Preferred Stock, $0.0001 par value per share (“Korsana Series Seed Preferred Stock” and, together with the Korsana Series A Preferred Stock, the “Korsana Preferred Stock”), excluding any shares of Korsana Series Seed Preferred Stock to be cancelled pursuant to the Merger Agreement and any dissenting shares, will be converted into the right to receive a number of shares of Cyclerion Series
B non-voting convertible
preferred stock, no par value per share (“Cyclerion Series B Preferred Stock”), equal to the Exchange Ratio divided by 1,000; (iii) each then-outstanding option (a “Korsana Option”) to purchase shares of Korsana Common Stock will be converted into and become an option to purchase shares of Cyclerion Common Stock on the existing terms and conditions (including with respect to vesting and accelerated vesting), subject to adjustment as set forth in the Merger Agreement; (iv) each then-outstanding restricted stock unit for shares of Korsana Common Stock will be converted into and become a restricted stock unit for shares of Cyclerion Common Stock on the existing terms and conditions (including with respect to vesting and accelerated vesting), subject to adjustment as set forth in the Merger Agreement; and (v) each then-outstanding warrant to purchase shares of Korsana Common Stock will be converted into a warrant to purchase shares of Cyclerion Common Stock on the existing terms and conditions, subject to adjustment as set forth in the Merger Agreement.
Each share of Cyclerion Common Stock and Cyclerion Series A Preferred Stock that is issued and outstanding at the First Effective Time will remain issued and outstanding and such shares, subject to the proposed reverse stock split, will be unaffected by the Merger. Prior to the First Effective Time, the Cyclerion board of directors will accelerate the vesting of all options to purchase shares of Cyclerion Common Stock (“Cyclerion Options”) and all restricted stock awards (“Cyclerion RSAs”). Each outstanding Cyclerion Option with an exercise price per share equal to or less than the volume weighted average closing trading price of a share of Cyclerion Common Stock on The Nasdaq Stock Market LLC (“Nasdaq”) for the five consecutive trading days ending three trading days prior to the Calculation Date (as defined in the Merger Agreement), as reported by Bloomberg L.P. (the “Cyclerion Closing Price”), will be cancelled at the First Effective Time and such holder thereof will receive an amount in cash, without interest, less any applicable tax withholding, equal to the product obtained by multiplying the excess of the Cyclerion Closing Price over the exercise price per share of the Cyclerion Common Stock underlying such Cyclerion Option by the number of shares of the Cyclerion Common Stock underlying such Cyclerion Option. Each Cyclerion Option with an exercise price greater than the Cyclerion Closing Price will be cancelled for no consideration. The vesting of each Cyclerion RSA will be accelerated in full.
Based on Cyclerion’s capitalization as of December 31, 2025 and Korsana’s capitalization as of March 31, 2026 and assuming Cyclerion’s net cash as of closing being equal to $0, each share of Korsana Common Stock and Korsana Series A Preferred Stock is currently estimated to be entitled to receive approximately 1.1009 shares of Cyclerion Common Stock. Each share of Korsana Series Seed Preferred Stock will be converted into the right to receive a number of shares of Cyclerion Series B Preferred Stock, equal to the Exchange Ratio divided by 1,000. The estimated Exchange Ratio does not give effect to the proposed Cyclerion reverse stock split and is subject to adjustment based on Cyclerion’s estimated net cash at the closing of the First Merger.
In connection with the Merger, on April 1, 2026, Korsana entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional and accredited investors for the purchase of shares of Korsana Common Stock and
Pre-Funded
Warrants to purchase shares of Korsana Common Stock (the “Korsana
Pre-Funded
Warrants”) for an aggregate purchase price of approximately $380.0 million, immediately prior to the closing of the Merger (referred to herein as the “Korsana
Pre-Closing
Financing”). The shares of Korsana Common Stock and Korsana
Pre-Funded
Warrants that are issued in the Korsana
Pre-Closing
Financing will be converted into the right to receive a number of shares of Cyclerion Common Stock and Cyclerion
Pre-Funded
Warrants, respectively, equal to the Exchange Ratio. Korsana and the investors participating in the Korsana
Pre-Closing
Financing have also agreed to enter into a registration rights agreement at the closing of the Korsana
Pre-Closing
Financing, pursuant to which, among other things, the Combined Company will agree to provide for the registration and resale of certain shares of Korsana Common Stock that are held by the investors participating in the Korsana
Pre-Closing
Financing from time to time pursuant to Rule 415 under the Securities Act.

Based on its current operating plan, Cyclerion expects that its current cash and cash equivalents will fund its operations until the closing of the contemplated Merger, which is subject to approval by its shareholders and the shareholders of Korsana and other customary closing conditions; however, Cyclerion has based this estimate on assumptions that may prove to be wrong, and Cyclerion could use its capital resources sooner than Cyclerion expects.
Cyclerion CVR Agreement
At or prior to the first merger, Cyclerion will enter into a Contingent Value Rights Agreement (the “CVR Agreement”) with a designated rights agent (the “Rights Agent”), pursuant to which Cyclerion’s pre-merger
shareholders will receive one CVR for each outstanding share of Cyclerion Common Stock and Cyclerion Series A Preferred Stock held by such shareholder on such date. Each CVR will represent the contractual right to receive certain net proceeds, if any, derived from any consideration that is paid to Cyclerion as a result of the disposition of Cyclerion’s pre-Merger
legacy assets, net of any indemnity obligations, transaction costs and certain other expenses, during the period beginning on the date of the closing of the merger and ending (i) with respect to the sale, transfer, license or other disposition of all pre-merger
legacy assets other than those
pre-merger
legacy assets described in the following clauses (ii) and (iii), upon the second (2nd) anniversary of the Closing Date, (ii) with respect to Cyclerion’s right to receive payments under the Akebia License Agreement, the earlier of (A) the fifteenth (15th) anniversary of the date of entry into the CVR Agreement and (B) the expiration or earlier termination by Akebia Therapeutics, Inc. of the Akebia License Agreement pursuant to its terms, and (iii) with respect to the sale, transfer or other disposition of the equity interests of Tisento that were acquired by Cyclerion pursuant to that certain Asset Purchase Agreement, dated May 13, 2023, by and among Cyclerion, Tisento and JW Cycle, Inc., the earliest of (A) nine (9) months following the date of the consummation of Tisento’s initial public offering pursuant to a registration statement filed with, and declared effective by, the Securities and Exchange Commission pursuant to the Securities Act, (B) the sale of Tisento, and (C) the seventh (7th) anniversary of the Closing Date.
The contingent payments under the CVR Agreement, if they become payable, will become payable to the Rights Agent for subsequent distribution to the holders of the CVRs. In the event that no such proceeds are received, holders of the CVRs will not receive any payment pursuant to the CVR Agreement. There can be no assurance that any holders of CVRs will receive any payments with respect thereto.
Basis of Presentation
The condensed consolidated financial statements and the related disclosures are unaudited and have been prepared in accordance with accounting principles generally accepted in the U.S. Additionally, certain information and footnote disclosures normally included in the Company’s annual financial statements have been condensed or omitted. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2025, which was filed with the SEC on March 30, 2026.
In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position and the results of its operations for the interim periods presented. The results of operations for the three months ended March 31, 2026 and 2025 are not necessarily indicative of the results that may be expected for the full year or any other subsequent interim period.
The condensed consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries, Cyclerion Securities Corporation, Cyclerion Australia Pty Ltd., Cariboos Merger Sub Corp. and Cariboos Merger Sub II, LLC. All significant intercompany accounts and transactions have been eliminated in the preparation of the accompanying condensed consolidated financial statements.

Going Concern
At each reporting period, in accordance with Accounting Standards Codification (“ASC”)
205-40,
Going Concern, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The Company’s evaluation entails analyzing prospective operating budgets and forecasts for expectations of the Company’s cash needs and comparing those needs to the current cash and cash equivalent balances. The Company is required to make certain additional disclosures if it concludes substantial doubt exists and it is not alleviated by the Company’s plans or when its plans alleviate substantial doubt about the Company’s ability to continue as a going concern.
This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that these condensed consolidated financial statements are issued. In performing its analysis, management excluded certain elements of its operating plan that cannot be considered probable. Under ASC
205-40,
the future receipt of potential funding from future partnerships, license payments, equity or debt issuances, certain cost reduction measures and the achievement of potential milestone payments from Akebia cannot be considered probable at this time because these plans are not entirely within the Company’s control and/or have not been approved by the Board of Directors as of the date of these condensed consolidated financial statements.
The Company expects that its cash and cash equivalents as of March 31, 2026, will be sufficient to fund operations into the third quarter of 2026, however the Company will need to obtain additional funding to sustain operations as it expects to continue to generate operating losses for the foreseeable future. The Company’s expectation to generate negative operating cash flows in the future and the need for additional funding to support its planned operations, raise substantial doubt regarding the Company’s ability to continue as a going concern. Management’s plans to alleviate the conditions that raise substantial doubt include reduced spending, and the pursuit of additional capital. Management has concluded the likelihood that its plan to successfully obtain sufficient funding, or adequately reduce expenditures, while reasonably possible, is less than probable. Accordingly, the Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.
The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger will be successfully consummated. If the Merger is not consummated, the Company believes that its cash and cash equivalents as of March 31, 2026 would be adequate to fund its operating expenses into the third quarter of 2026. However, in order to continue development of its programs, the Company would need to secure substantial additional funding in the future, from one or more equity or debt financings, collaborations, or other sources. Additional funding may not be available to the Company on acceptable terms, or at all. The Company’s Board of Directors may also decide to pursue a dissolution and liquidation in lieu of continuing program development in the event the Merger is not consummated.

1. Nature of Business
Nature of Operations
Cyclerion Therapeutics, Inc. (“Cyclerion”, the “Company” or “we”) became an independent public company on April 1, 2019 after Ironwood Pharmaceuticals, Inc. completed a tax-free
spin-off
of their sGC business. Cyclerion has one employee as of December 31, 2025 and also relies on a team of specialist consultants for its operations.
Cyclerion is focused on building a new pipeline of innovative therapeutics to address serious neuropsychiatric diseases. The Company’s current strategic focus is centered on the development of a novel therapeutic approach for treatment-resistant depression (“TRD”), which represents a substantial clinical and commercial opportunity. Over the past year, the Company has refined its strategic direction toward programs that combine established pharmacologic agents with enabling technologies designed to improve precision, reproducibility, and patient outcomes. As part of this strategy, Cyclerion has evaluated multiple opportunities and prioritized
CYC-126,
an individualized therapy for TRD as its foundational development program. In September 2025, the Company entered into a license agreement with the Massachusetts Institute of Technology (“MIT”) for intellectual property supporting this program (see Note 11), and in January 2026 entered into a collaboration and option-to-license
agreement with Medsteer SAS (“Medsteer”) to access certain technology, data assets, and technical know-how
related to drug delivery and physiological monitoring. The Company is advancing development planning, regulatory strategy, and commercial positioning for this program and intends to initiate a Phase 2 proof-of-concept
study in Australia in the second half of 2026.
In parallel with the advancement of its neuropsychiatric strategy, Cyclerion continues to evaluate opportunities related to its legacy soluble guanylate cyclase (“sGC”) stimulator assets, including potential collaborations, monetization opportunities, or other strategic transactions designed to maximize shareholder value.
Praliciguat is an orally administered, once-daily systemic sGC stimulator. On June 3, 2021, Cyclerion entered into a license agreement with Akebia Therapeutics Inc. (“Akebia”) relating to the exclusive worldwide license to Akebia of our rights to the development, manufacture, medical affairs and commercialization of pharmaceutical products containing praliciguat and other related products and forms thereof enumerated in such agreement. In 2021, Akebia paid a $3.0 million upfront payment to the Company upon signing of the license agreement.
On December 13, 2024, Cyclerion announced that Cyclerion and Akebia have re-negotiated
a mutually beneficial amendment to their exclusive license agreement for praliciguat, a systemic sGC stimulator. Under this new license amendment, Cyclerion will receive $1.75 million in amendment payments, of which $1.25 million was paid in December 2024 and an additional payment of $0.5 million was received in September 2025. In addition, Akebia is responsible for all intellectual property expenses associated with praliciguat. On December 1, 2025, Akebia publicly announced that it has recently initiated (defined as first patient dosed) Phase 2 clinical trials for the treatment of focal segmental glomerulosclerosis (“FSGS”) using praliciguat. Pursuant to the terms of amendment, upon initiation of a Phase 2 clinical trial in the U.S. for a product, a $1.0 million development milestone payment would be due to us and it was received in February 2026. The Company is eligible to receive additional milestone cash payments of up to approximately $557.5 million in total potential future development, regulatory, and commercialization milestone payments for praliciguat. In exchange for a reduction in certain development milestone payments, Cyclerion is eligible to receive certain higher-tiered sales-based royalties ranging from mid-single-digits
to twenty percent.
Olinciguat is a Phase 2, orally administered, once-daily, vascular sGC stimulator. On July 22, 2024, the Company entered into an Option to License Agreement (the “Option Agreement”) with a third party (the

“Optionee”), pursuant to which the Optionee had an option (the “Option”) to enter into an exclusive license to olinciguat for human therapeutics, subject to certain carveouts. Under the terms of the Option Agreement, the Optionee paid the Company an Option fee of $150,000 in August 2024 and subsequent fees totaling $80,000 to extend the term of the Option Agreement. The Optionee originally could exercise the Option on or before March 20, 2025, which was ultimately extended through August 22, 2025. Thereafter, the parties had an additional 60 days to negotiate the terms of a definitive license agreement. The parties were unable to agree upon the terms of a license agreement and the Company provided notice on October 23, 2025 that it was terminating the Option Agreement. The Company is currently exploring potential license opportunities for olinciguat.
Zagociguat is a clinical-stage
CNS-penetrant
sGC stimulator that has shown rapid improvement in cerebral blood flow, functional brain connectivity, brain response to visual stimulus, cognitive performance, and biomarkers associated mitochondrial function and inflammation in clinical studies. CY3018 is a
CNS-targeted
sGC stimulator that preferentially localizes to the brain and has a pharmacology profile that suggests its potential for the treatment of neuropsychiatric diseases and disorders. On July 28, 2023, the Company sold
z
agociguat and CY3018 to Tisento Therapeutics, Inc. (“Tisento”), a newly formed private company focused on their development, in exchange for $8.0 million in cash consideration, $2.4 million as reimbursement for certain operating expenses related to zagociguat and CY3018 for the period between signing and closing of the transaction, and 10% of all of Tisento’s parent’s outstanding equity securities (“Tisento Parent”).
Cyclerion GmbH, a wholly owned subsidiary, was incorporated in Zug, Switzerland on May 3, 2019. The functional currency is the Swiss franc. Cyclerion GmbH was liquidated and de-registered
in May 2024.
Cyclerion Securities Corporation, a wholly owned subsidiary, was incorporated in Massachusetts on November 15, 2019 and was granted securities corporation status in Massachusetts.
Stock Purchase Agreement
In March 2023, the Company entered into a stock purchase agreement with the Company’s former Chief Executive Officer (the “CEO”) pursuant to which he invested $5 million in cash for 225,000 shares of common stock and 351,037 shares of Series A Convertible Preferred Stock of the Company at a price of $8.68 per share (after giving effect to the
1-for-20
reverse stock split the Company implemented on May 15, 2023). The Series A Convertible Preferred Stock is convertible into shares of the Company’s common stock on a one-to-one
basis. The closing of the equity investment took place on May 19, 2023, and (to comply with Nasdaq listing requirements) the Company’s shareholders approved such convertibility on July 19, 2023.
2025 Equity Private Placement
On March 21, 2025, the Company entered into a Stock Purchase Agreement (the “2025 Equity Private Placement”) for a private placement of 499,998 shares of the Company’s common stock, at a purchase price of $2.75 per share for total gross proceeds of approximately $1.375 million. The closing of the 2025 Equity Private Placement occurred on March 25, 2025. The Company incurred transaction costs of $0.1 million for the 2025 Equity Private Placement. The Shares issued were not registered under the Securities Act of 1933, as amended, or any state securities laws and will be issued pursuant to the exemption from registration provided for under Section 4(a)(2) of the Securities Act as a transaction not involving a public offering.
In connection with the 2025 Equity Private Placement, the Company entered into a Registration Rights Agreement with the investors, dated March 21, 2025, pursuant to which the Company agreed to register the resale of the Shares pursuant to a registration statement which was filed with the SEC and declared effective by the SEC on May 15, 2025.
At-the-Market
Offering
On February 4, 2025, the Company filed a Registration Statement on Form
S-3
(the “Shelf”) with the Securities and Exchange
Commission
(the “SEC”) in relation to the registration of common stock, preferred stock, warrants and units of any combination thereof for an aggregate initial offering price not to exceed $25.0 million. The Registration Statement was declared effective by the SEC in February 2025.
On May 7, 2025, the Company and Guggenheim Securities, LLC (“Guggenheim Securities”) entered into a Sales Agreement (the “Sales Agreement”), pursuant to which the Company may offer and sell shares of common stock, no par value per share (the “Shares”), having an aggregate offering price of up to $20,000,000 from time to time through or to Guggenheim Securities, acting as the Company’s agent, subject to the application of General Instruction I.B.6 of
Form S-3 (“Instruction
I.B.6”) pertaining to primary offerings by certain registrants, including the Company. The Company has provided Guggenheim Securities with customary indemnification rights, and the Company will pay Guggenheim Securities cash commission of 3.0% of the gross proceeds of the Shares sold under the Sales Agreement.
During the year ended December 31, 2025, the Company sold 715,220 shares of its common stock for net proceeds of $2.1 million under the Sales Agreement, after deducting commissions paid to Guggenheim Securities of $0.1 million.
Basis of Presentation
The consolidated financial statements and the related disclosures have been prepared in accordance with U.S. generally accepted accounting principles. In the opinion of management, the consolidated financial statements reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position and the results of its operations for the fiscal years presented.
The consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries, Cyclerion Securities Corporation and Cyclerion GmbH which was dissolved in May 2024. All significant intercompany accounts and transactions have been eliminated in the preparation of the accompanying consolidated financial statements.
Going Concern
At each reporting period, in accordance with Accounting Standards Codification (“ASC”)
205-40,
Going Concern, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. The Company’s evaluation entails analyzing prospective operating budgets and forecasts for expectations of the Company’s cash needs and comparing those needs to the current cash and cash equivalent balances. The Company is required to make certain additional disclosures if it concludes substantial doubt exists and it is not alleviated by the Company’s plans or when its plans alleviate substantial doubt about the Company’s ability to continue as a going concern.
This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. In performing its analysis, management excluded certain elements of its operating plan that cannot be considered probable. Under ASC
205-40,
the future receipt of potential funding from future partnerships, equity or debt issuances, certain cost reduction measures and the potential milestones from the Akebia agreement cannot be considered probable at this time because these plans are not entirely within the Company’s control and/or have not been approved by the Board of Directors as of the date of these consolidated financial statements.

The Company expects that its cash and cash equivalents as of December 31, 2025, will be sufficient to fund operations through mid-2026,
however the Company will need to obtain additional funding to sustain operations as it expects to continue to generate operating losses for the foreseeable future. The Company’s expectation to generate negative operating cash flows in the future and the need for additional funding to support its planned operations, raise substantial doubt regarding the Company’s ability to continue as a going concern. Management’s plans to alleviate the conditions that raise substantial doubt include reduced spending, and the pursuit of additional capital. Management has concluded the likelihood that its plan to successfully obtain sufficient funding, or adequately reduce expenditures, while reasonably possible, is less than probable. Accordingly, the Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern. The accompanying financial statements have
been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.